CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 26,408	$ 4,854	$ 66,547	$ (8,176)	$ 21,224
Reconciliation of net income to net cash provided by operating activities
Depreciation and amortization	6,621	5,313	23,271	21,241	20,580
Debt discount and deferred loan cost amortization	219	438	1,752	1,777	1,913
Stock-based compensation	834			361	359
Inventory obsolescence	451		1,259	1,851	2,343
Loss on disposal of assets	29	235	534	950	402
Deferred income taxes			220	132	64
Loss on debt extinguishment	4,305			(2,251)	(1,640)
Provision for (recovery of) bad debts			(100)	(357)	250
Changes in operating assets and liabilities
Accounts receivable	(419)	(8,998)	(50,094)	509	12,829
Inventories	(5,594)	(7,648)	(28,279)	4,126	10,563
Prepaid expenses and other assets	(56)	(1,140)	(4,012)	1,080	127
Accounts payable	792	12,508	19,505	5,014	(18,703)
Accrued expenses and other liabilities	4,012	341	4,104	(2,282)	(4,384)
Net cash provided by operating activities	38,565	5,932	34,707	23,975	45,927
Cash flows from investing activities
Capital expenditures	(16,127)	(8,584)	(32,074)	(21,677)	(25,281)
Patent expenditures			(8)	(44)
Proceeds from sale of assets	440	83	1,404	4,363	1,859
Net cash used in investing activities	(15,687)	(8,501)	(30,678)	(17,358)	(23,422)
Cash flows from financing activities
Principal payments on long-term debt	(248,529)	(642)	(2,569)	(7,908)	(10,525)
Payments on capital leases	(1,266)	(319)	(2,744)	(208)
Net proceeds from IPO	469,621
Distributions to members	(26,041)		0	(2,055)	(12,232)
Payments for deferred loan costs					(19)
Net cash used in financing activities	(22,640)	(961)	(5,313)	(10,171)	(22,776)
Effect of exchange rate changes on cash and cash equivalents			170	(284)	(128)
Net increase (decrease) in cash and cash equivalents			(1,114)	(3,838)	(399)
Cash and cash equivalents
Beginning of period	$ 7,574	$ 8,688	8,688	12,526	12,925
End of period			$ 7,574	$ 8,688	$ 12,526